Equity Method Investments	12 Months Ended
Mar. 31, 2025
Disclosure of reserves within equity [abstract]
Equity Method Investments
12.
EQUITY METHOD INVESTMENTS

	Successor	Successor	Predecessor
	As of March 31, 2025	As of March 31, 2024	As of March 31, 2023
	US$’000	US$’000	US$’000
Opening balance	—	—	10,748
Share of associates’ profits during the year	—	—	3,427
Dividends received from associates during the year	—	—	(3,402)
De-recognition of equity method investments upon disposal of associates	—	—	(10,773)
	—	—	—

In the financial year ended March 31, 2023, the Predecessor entered into agreements to dispose of its entire interests in its associates for a total cash consideration of $11.6 million to Sumitomo Corporation. The divestments of SC Tubular Solutions (B) Sdn. Bhd. and VAM® BRN Sdn. Bhd. were completed on February 16, 2023 and March 14, 2023, respectively and the share of associates’ profits received amounted to $3.4 million. The transactions were conducted between entities under common control as OMS Holdings Pte. Ltd. was a wholly owned subsidiary of Sumitomo Corporation upon the time of the disposal. Therefore, the transactions were accounted for under historical value and the additional payment of $0.8 million over the carrying value of the equity method investments was recognized as a capital injection from Sumitomo Corporation into the Predecessor.